Schedule of exposure to foreign currency risk (Details)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)
Financial Risk Management
Financial assets at fair value through profit or loss	$ 337,742	$ 440,888	$ 336,920	$ 439,817	$ 172,412
Cash and cash equivalents	2,602	3,397		8,861
Financial assets	340,344	444,285		448,678
Borrowings	266,126	347,400		317,076
Financial liabilities	266,126	347,400		317,076
Net exposure	$ 74,218	$ 96,885		$ 131,602